Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EUPAC Fund
Entity Central Index Key	0000719603
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
EUPAC Fund™ - Class A
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class A
Trading Symbol	AEPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.81% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class C
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class C
Trading Symbol	AEPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for
the
last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.58% *
*Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.58%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class T
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class T
Trading Symbol	TEUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 31	0.57% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class F-1
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class F-1
Trading Symbol	AEGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What
were
the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 47	0.85% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class F-2
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class F-2
Trading Symbol	AEPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.58% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class F-3
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class F-3
Trading Symbol	FEUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.47% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-A
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-A
Trading Symbol	CEUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.84% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-C
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-C
Trading Symbol	CEUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at c apitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What
were
the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 90	1.63% *
*Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.63%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-E
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-E
Trading Symbol	CEUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 60	1.09% *
*Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-T
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-T
Trading Symbol	TEUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 34	0.62% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-F-1
Trading Symbol	CEUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 36	0.66% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-F-2
Trading Symbol	FUEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 32	0.58% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class 529-F-3
Trading Symbol	FEPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 29	0.52% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-1
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-1
Trading Symbol	RERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 86	1.56% *
*Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-2
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-2
Trading Symbol	RERBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 86	1.56% *
*Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-2E
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-2E
Trading Symbol	REEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund
costs
for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 69	1.26% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-3
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-3
Trading Symbol	RERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the
fund
costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	1.11% *
*Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-4
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-4
Trading Symbol	REREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 45	0.81% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-5E
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-5E
Trading Symbol	RERHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the
fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.61% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-5
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-5
Trading Symbol	RERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 28	0.51% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EUPAC Fund™ - Class R-6
Shareholder Report [Line Items]
Fund Name	EUPAC Fund™
Class Name	Class R-6
Trading Symbol	RERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	apitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.47% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 136,092,000,000
Holdings Count | Holding	372
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.